CAT SA-1
                          SUPPLEMENT DATED JULY 1, 2004
                               TO THE STATEMENT OF
                            ADDITIONAL INFORMATION OF

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                          (FRANKLIN CALIFORNIA INSURED
                              TAX-FREE INCOME FUND,
               FRANKLIN CALIFORNIA INTERMEDIATE-TERM
                              TAX-FREE INCOME FUND,
                        FRANKLIN CALIFORNIA LIMITED-TERM
                              TAX-FREE INCOME FUND,
                   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND)
                             DATED NOVEMBER 1, 2003

The Statement of Additional Information is amended to correct the heading on page 1 as follows:

 FRANKLIN CALIFORNIA TAX-FREE TRUST

 Franklin California Insured Tax-Free Income Fund
 Franklin California Intermediate-Term
  Tax-Free Income Fund
 Franklin California Limited-Term
  Tax-Free Income Fund
 Franklin California Tax-Exempt Money Fund

                           Please keep this supplement
                              for future reference.